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                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN STRATEGIC INCOME FUND
                    SUPPLEMENT DATED DECEMBER 5, 2000 TO THE
                         PROSPECTUS DATED JULY 28, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    Effective at the close of business on Tuesday, December 5, 2000, the Fund is suspending the continuous offering of its shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    SIF SPT 1200
                                                                     141 329 529
                                                                        65112-01